North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.7%
	BASIC MATERIALS - 6.8%
	Metal Fabricating - 2.7%
3,184	Rexnord Corp.	$120,546

	Specialty Chemicals - 4.1%
10,803	Element Solutions, Inc.	183,975

	TOTAL BASIC MATERIALS	304,521

	CONSUMER DISCRETIONARY - 24.2%
	Apparel Retailers - 3.9%
2,777	The TJX Co., Inc.	177,839

	Consumer Services: Misc. - 3.1%
2,890	Terminix Global Holdings, Inc.*	137,796

	Home Improvement Retailers - 2.7%
455	The Home Depot, Inc.	123,223

	Household Furnishings - 3.5%
1,840	Fortune Brands Home & Security, Inc.	158,700

	Restaurants and Bars - 5.3%
575	McDonald's Corp.	119,508
1,210	Starbucks Corp.	117,140
		236,648
	Specialty Retailers - 5.7%
630	Asbury Automotive Group, Inc.*	89,844
151	AutoZone, Inc.*	168,874
		258,718
	TOTAL CONSUMER DISCRETIONARY	1,092,924

	CONSUMER STAPLES - 5.3%
	Food Retailers and Wholesalers - 3.3%
4,911	Core-Mark Holding Co., Inc.	150,620

	Soft Drinks - 2.0%
659	PepsiCo, Inc.	90,000

	TOTAL CONSUMER STAPLES	240,620

	ENERGY - 3.5%
	Integrated Oil and Gas - 3.5%
1,862	Chevron Corp.	158,642

	TOTAL ENERGY	158,642

	FINANCIALS - 12.6%
	Banks - 3.9%
4,607	First Interstate BancSystem, Inc. - Class A	178,107

	Diversified Financial Services - 4.0%
1,420	JPMorgan Chase & Co.	182,711

	Reinsurance - 4.7%
921	Berkshire Hathaway, Inc. - Class B*	209,868

	TOTAL FINANCIALS	570,686

	HEALTH CARE - 11.1%
	Health Care Management Services - 2.9%
398	UnitedHealth Group Inc.	132,765

	Medical Equipment - 4.2%
1,704	Medtronic PLC[1]	189,706

	Pharmaceuticals - 4.0%
1,452	Abbott Laboratories	179,453

	TOTAL HEALTH CARE	501,924

	INDUSTRIALS - 15.8%
	Commercial Vehicles and Parts - 2.3%
2,550	Allison Transmission Holdings, Inc.	103,785

	Diversified Industrials - 3.1%
4,361	TriMas Corp.*	138,026

	Machinery: Tools - 3.2%
801	Snap-on, Inc.	144,172

	Railroads - 3.5%
796	Union Pacific Corp.	157,186

	Transaction Processing Services - 3.7%
1,458	American Express Co.	169,507

	TOTAL INDUSTRIALS	712,676

	TECHNOLOGY - 9.4%
	Computer Hardware - 2.9%
1,003	CDW Corp. of Delaware	132,055

	Consumer Digital Services - 4.3%
106	Alphabet Inc. - Class A*	193,700

		Software - 2.2%
430		Microsoft Corp.	99,743

		TOTAL TECHNOLOGY	425,498

		TELECOMMUNICATIONS - 3.4%
		Telecommunications Equipment - 3.4%
902		L3Harris Technologies, Inc.	154,702

		TOTAL TELECOMMUNICATIONS	154,702

		UTILITIES - 5.6%
		Conventional Electricity - 2.6%
1,339		IDACORP, Inc.	118,234

		Gas Distribution - 3.0%
1,339		Chesapeake Utilities Corp.	135,815

		TOTAL UTILITIES	254,049

		TOTAL COMMON STOCKS
		(Cost $3,210,847)	4,416,242

		SHORT-TERM INVESTMENT - 1.9%
86,597		First American Treasury Obligations Fund - Class X, 0.03%[2]	86,597
		TOTAL SHORT-TERM INVESTMENT
		(Cost $86,597)	86,597

		TOTAL INVESTMENTS - 99.6%
		(Cost $3,297,444)	4,502,839
		Other Assets in Excess of Liabilities - 0.4%	16,589
		TOTAL NET ASSETS - 100.0%	$4,519,428

		PLC - Public Limited Company

	*	Non-Income producing security.
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

North Square Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	24.2%
Industrials	15.8%
Financials	12.6%
Health Care	11.1%
Technology	9.4%
Basic Materials	6.8%
Utilities	5.6%
Consumer Staples	5.3%
Energy	3.5%
Telecommunications	3.4%
Total Common Stocks	97.7%
Short-Term Investment	1.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

North Square Advisory Research All Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$4,416,242	$-	$-	$4,416,242
Short-Term Investment	86,597	-	-	86,597
Total Investments	$4,502,839	$-	$-	$4,502,839

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by industry and sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.